UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10573

ALLIANCEBERNSTEIN NATIONAL MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB National Municipal Income Fund

Portfolio of Investments

July 31, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 160.8%
Long-Term Municipal Bonds - 160.8%
Alabama - 3.8%
Jefferson County Board of Education/AL
Series 2018
5.00%, 2/01/46	$10,000	$11,134,700
State of Alabama Docks Department
AGM Series 2017A
5.00%, 10/01/34	2,000	2,235,020
AGM Series 2017C
5.00%, 10/01/36	2,000	2,235,020

		15,604,740

Arizona - 1.1%
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.25%, 12/01/22-12/01/23	4,150	4,665,633

Arkansas - 0.5%
Pulaski County Public Facilities Board (Baptist Health)
Series 2014
5.00%, 12/01/42	2,000	2,174,860

California - 22.4%
Anaheim Public Financing Authority (City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/32-5/01/39	5,500	6,199,175
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/32 (Pre-refunded/ETM)	5,720	6,557,237
California Econ Recovery
Series 2009A
5.25%, 7/01/21 (Pre-refunded/ETM)	4,860	5,033,793
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37 (a)	3,075	3,265,373
California Statewide Communities Development Authority (Loma Linda University Medical Center)
Series 2016A
5.00%, 12/01/36 (a)	800	856,616
City of Los Angeles Department of Airports
Series 2009A
5.25%, 5/15/29	5,700	5,863,989
County of San Bernardino CA COP
Series 2009A
5.25%, 8/01/26	1,455	1,506,885
Los Angeles County Metropolitan Transportation Authority
(Los Angeles County Metropolitan Transportation Authority Sales Tax)
Series 2013B
5.00%, 7/01/34	1,770	1,991,693
Los Angeles Department of Water

	Principal Amount (000)	U.S. $ Value
Series 2013B
5.00%, 7/01/32	$3,840	$4,353,446
Los Angeles Department of Water & Power Power System Revenue
Series 2013A
5.00%, 7/01/30 (Pre-refunded/ETM) (b)	90	102,207
5.00%, 7/01/30	6,165	6,925,884
Series 2013B
5.00%, 7/01/30	10,000	11,367,100
San Bernardino County Transportation Authority
Series 2015-2
5.00%, 3/01/32-3/01/34 (c)	11,340	12,829,540
State of California
Series 2013
5.00%, 11/01/30	5,800	6,585,030
University of California
Series 2012G
5.00%, 5/15/31 (Pre-refunded/ETM) (b)	3,175	3,557,524
5.00%, 5/15/31	3,825	4,233,931
Series 2013A
5.00%, 5/15/30 (Pre-refunded/ETM) (b)	2,480	2,850,909
5.00%, 5/15/30-5/15/32	7,375	8,320,530

		92,400,862

Colorado - 1.8%
City & County of Denver CO Airport System Revenue
(Denver Intl Airport)
Series 2013B
5.25%, 11/15/31	6,680	7,573,450

Connecticut - 10.1%
Connecticut State Health & Educational Facilities Authority
(Sacred Heart University, Inc.)
Series 2017I-1
5.00%, 7/01/42	2,410	2,690,572
State of Connecticut
Series 2013C
5.00%, 7/15/27	7,165	7,823,320
Series 2013E
5.00%, 8/15/29	4,800	5,205,840
Series 2015F
5.00%, 11/15/32	5,000	5,515,600
State of Connecticut Special Tax Revenue
Series 2011A
5.00%, 12/01/28	5,000	5,375,350
Series 2012
5.00%, 1/01/29	13,855	15,058,030

		41,668,712

District of Columbia - 1.6%
District of Columbia
Series 2013A
5.00%, 6/01/29	5,000	5,623,450
Metropolitan Washington Airports Authority
Series 2016A

	Principal Amount (000)	U.S. $ Value
5.00%, 10/01/35	$1,000	$1,126,090

		6,749,540

Florida - 8.7%
Alachua County Health Facilities Authority
(Shands Teaching Hospital and Clinics Obligated Group)
Series 2014A
5.00%, 12/01/44	4,560	4,920,969
Brevard County Health Facilities Authority
(Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,000	1,094,700
City of Orlando FL
Series 2014A
5.25%, 11/01/33 (Pre-refunded/ETM)	5,620	6,566,914
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	1,000	1,116,520
Florida Ports Financing Commission
Series 2011A
5.00%, 10/01/25-10/01/27	4,205	4,571,081
Halifax Hospital Medical Center
(Halifax Hospital Medical Center Obligated Group)
Series 2015
5.00%, 6/01/35	2,655	2,915,270
Miami Beach Health Facilities Authority
(Mount Sinai Medical Center of Florida, Inc.)
Series 2014
5.00%, 11/15/39	9,250	9,796,027
Putnam County Development Authority/FL
(Seminole Electric Cooperative, Inc.)
Series 2018A
5.00%, 3/15/42	4,500	5,045,265

		36,026,746

Georgia - 1.3%
City of Atlanta Department of Aviation
(Hartsfield Jackson Atlanta Intl Airport)
Series 2014B
5.00%, 1/01/31-1/01/32	4,675	5,285,092

Hawaii - 2.5%
State of Hawaii
Series 2015E
4.00%, 10/01/35	2,000	2,093,800
State of Hawaii Airports System Revenue
Series 2010A
5.00%, 7/01/34	5,000	5,291,850
Series 2015A
5.00%, 7/01/45	2,500	2,773,800

		10,159,450

Illinois - 10.1%
Chicago Board of Education
Series 2017C
5.00%, 12/01/34	1,945	2,016,809

	Principal Amount (000)	U.S. $ Value
Chicago O’Hare International Airport
Series 2016B
5.00%, 1/01/41	$8,000	$8,815,840
Series 2016C
5.00%, 1/01/38	2,350	2,596,139
Illinois Finance Authority
(Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/31	1,250	1,242,963
Illinois Finance Authority
(OSF Healthcare System Obligated Group)
Series 2015A
5.00%, 11/15/45	4,500	4,867,380
Illinois State Toll Highway Authority
Series 2015B
5.00%, 1/01/40	3,000	3,334,980
State of Illinois
Series 2012
5.00%, 3/01/31	1,000	1,033,020
Series 2014
5.00%, 4/01/30-2/01/39	12,070	12,574,795
Series 2017D
5.00%, 11/01/28	5,000	5,371,000

		41,852,926

Indiana - 0.3%
Indiana Finance Authority
(WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/44	1,250	1,330,450

Iowa - 0.3%
Iowa Finance Authority
(Iowa Fertilizer Co. LLC)
Series 2013B
5.25%, 12/01/50	1,205	1,280,385

Kansas - 1.3%
City of Lawrence KS
(Lawrence Memorial Hospital/KS)
Series 2018
5.00%, 7/01/48	5,000	5,539,550

Kentucky - 2.3%
Kentucky Economic Development Finance Authority
(Next Generation Kentucky Information Highway)
Series 2015A
4.25%, 7/01/35	1,000	999,990
Kentucky Municipal Power Agency
NATL Series 2015A
5.00%, 9/01/30	2,500	2,818,475
Kentucky Turnpike Authority
Series 2013A
5.00%, 7/01/29	5,000	5,577,000

		9,395,465

	Principal Amount (000)	U.S. $ Value
Maryland - 1.8%
Maryland Health & Higher Educational Facilities Authority
(Meritus Medical Center Obligated Group)
Series 2015
5.00%, 7/01/45	$6,725	$7,224,129

Massachusetts - 4.1%
Massachusetts School Building Authority
(Massachusetts School Building Authority Sales Tax)
Series 2011B
5.00%, 10/15/32	13,000	14,127,750
Series 2012B
5.00%, 8/15/30	2,480	2,738,689

		16,866,439

Michigan - 8.7%
Detroit City School District
Series 2012A
5.00%, 5/01/26-5/01/27	6,045	6,626,708
Michigan Finance Authority
(Great Lakes Water Authority Water Supply System Revenue)
AGM Series 2014D-1
5.00%, 7/01/35	1,250	1,380,238
Michigan Finance Authority
(Henry Ford Health System Obligated Group)
Series 2016
4.00%, 11/15/36	2,815	2,854,579
Michigan Finance Authority
(Public Lighting Authority)
Series 2014B
5.00%, 7/01/34	2,250	2,428,807
Michigan Strategic Fund
(Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30 (b)(d)(e)	3,495	3,529,950
Plymouth Educational Center Charter School
Series 2005
5.125%, 11/01/23 (f)	2,140	1,794,090
Wayne State University
Series 2009A
5.00%, 11/15/29 (Pre-refunded/ETM) (b)	11,980	12,491,427
5.00%, 11/15/29	4,520	4,695,873

		35,801,672

Minnesota - 0.5%
City of Minneapolis MN
(Fairview Health Services Obligated Group)
Series 2015A
5.00%, 11/15/33	2,000	2,259,960

Nebraska - 2.9%
Central Plains Energy Project
(Goldman Sachs Group, Inc. (The))
Series 2017A
5.00%, 9/01/42	10,000	11,864,400

	Principal Amount (000)	U.S. $ Value
New Jersey - 11.4%
New Jersey Economic Development Authority
(New Jersey Economic Development Authority State Lease)
Series 2014P
5.00%, 6/15/31	$2,500	$2,687,700
Series 2016B
5.50%, 6/15/30	5,000	5,715,950
New Jersey Economic Development Authority
(NYNJ Link Borrower LLC)
Series 2013
5.125%, 1/01/34	1,000	1,088,740
New Jersey Health Care Facilities Financing Authority
(New Jersey Health Care Facilities Financing Authority State Lease)
Series 2017
5.00%, 10/01/36	2,500	2,723,725
New Jersey Health Care Facilities Financing Authority
(RWJ Barnabas Health Obligated Group)
Series 2014
5.00%, 7/01/44	6,450	7,030,952
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	4,750	5,295,015
New Jersey Turnpike Authority
Series 2012B
5.00%, 1/01/29	6,500	7,215,195
Series 2013A
5.00%, 1/01/31 (Pre-refunded/ETM)	5,000	5,579,900
Tobacco Settlement Financing Corp./NJ
Series 2018A
5.00%, 6/01/46	8,990	9,875,335

		47,212,512

New York - 25.2%
City of New York NY
Series 2012B
5.00%, 8/01/30	5,070	5,591,956
Series 2012I
5.00%, 8/01/28	8,780	9,701,637
Metropolitan Transportation Authority
Series 2012D
5.00%, 11/15/29	4,000	4,426,200
Series 2012F
5.00%, 11/15/27	1,575	1,748,250
Series 2013A
5.00%, 11/15/29 (Pre-refunded/ETM)	1,830	2,088,304
Series 2014B
5.25%, 11/15/34	4,000	4,529,080
Metropolitan Transportation Authority
(Metropolitan Transportation Authority Ded Tax)
Series 2016A
5.25%, 11/15/35 (c)	14,260	16,700,456
New York City Municipal Water Finance Authority

	Principal Amount (000)	U.S. $ Value
Series 2011HH
5.00%, 6/15/26	$5,000	$5,430,750
Series 2013D
5.00%, 6/15/34	3,600	4,008,348
New York City NY Transitional
Series 2007B
5.00%, 8/01/34-8/01/37 (c)	10,000	11,356,560
New York State Dormitory Authority
Series 2012D
5.00%, 2/15/29 (Pre-refunded/ETM) (b)	1,135	1,250,679
New York State Dormitory Authority
(State of New York Pers Income Tax)
Series 2012B
5.00%, 3/15/32	7,600	8,327,928
Series 2012D
5.00%, 2/15/29	6,865	7,530,150
Port Authority of New York & New Jersey
Series 2013-178
5.00%, 12/01/32	4,400	4,871,504
Series 2014-186
5.00%, 10/15/44	8,000	8,799,200
Ulster County Capital Resource Corp.
(Woodland Pond at New Paltz)
Series 2017
5.00%, 9/15/37 (b)	490	480,514
5.25%, 9/15/42-9/15/53 (b)	1,320	1,307,839
Utility Debt Securitization Authority
Series 2013T
5.00%, 12/15/30	5,000	5,710,700

		103,860,055

North Carolina - 1.2%
North Carolina Medical Care Commission
(Vidant Health Obligated Group)
Series 2015
5.00%, 6/01/45	4,445	4,855,229

Ohio - 0.5%
City of Chillicothe/OH
(Adena Health System Obligated Group)
Series 2017
5.00%, 12/01/37	1,800	1,983,132

Oklahoma - 0.4%
Tulsa Airports Improvement Trust
BAM Series 2015A
5.00%, 6/01/45	1,700	1,819,476

Oregon - 1.3%
Oregon State Lottery
Series 2011A
5.25%, 4/01/25 (Pre-refunded/ETM) (b)	4,305	4,689,522
5.25%, 4/01/25	695	754,235

		5,443,757

	Principal Amount (000)	U.S. $ Value
Pennsylvania - 14.4%
Allegheny County Industrial Development Authority
(Residential Resources, Inc./PA)
Series 2006
5.00%, 9/01/21	$410	$410,898
Butler County Hospital Authority
(Butler Health System Obligated Group)
Series 2015
5.00%, 7/01/35-7/01/39	3,510	3,820,693
City of Philadelphia PA
AGM Series 2017A
5.00%, 8/01/34	5,000	5,611,500
Montgomery County Higher Education & Health Authority
(Thomas Jefferson University Obligated Group)
Series 2018
5.00%, 9/01/43-9/01/48	13,250	14,748,975
Montgomery County Industrial Development Authority/PA
Series 2010
5.25%, 8/01/33 (Pre-refunded/ETM) (b)	3,480	3,725,131
Montour School District
AGM Series 2015B
5.00%, 4/01/34-4/01/35	6,520	7,347,014
Pennsylvania Economic Development Financing Authority
(PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34-6/30/42	9,270	10,089,957
Pennsylvania Turnpike Commission
Series 2014A
5.00%, 12/01/31-12/01/33	6,355	7,091,099
Philadelphia Authority for Industrial Development
(LLPCS Foundation)
Series 2005A
5.25%, 7/01/24 (b)(g)	1,150	11,500
School District of Philadelphia (The)
Series 2016F
5.00%, 9/01/35	5,000	5,542,350
Scranton School District/PA
BAM Series 2017E
4.00%, 12/01/37	1,025	1,031,314

		59,430,431

South Carolina - 3.3%
South Carolina Ports Authority
Series 2015
5.00%, 7/01/45	5,000	5,495,550
South Carolina Public Service Authority
Series 2014A
5.00%, 12/01/49	1,400	1,478,050
Series 2014C
5.00%, 12/01/46	1,000	1,062,280
Series 2016B

	Principal Amount (000)	U.S. $ Value
5.00%, 12/01/46	$5,000	$5,395,100

		13,430,980

Tennessee - 1.9%
Chattanooga-Hamilton County Hospital Authority
(Erlanger Medical Center)
Series 2014
5.00%, 10/01/44	7,500	7,998,525

Texas - 11.2%
Arlington Higher Education Finance Corp.
(Lifeschool of Dallas)
Series 2014A
5.00%, 8/15/39	4,805	5,320,721
Central Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/40	3,500	3,823,400
City of Austin TX Water & Wastewater System Revenue
Series 2013A
5.00%, 11/15/28-11/15/29	8,075	9,026,024
City of Houston TX Combined Utility System Revenue
Series 2011D
5.00%, 11/15/26 (Pre-refunded/ETM)	6,000	6,597,720
Fort Bend Independent School District
Series 2009
5.00%, 2/15/27 (Pre-refunded/ETM) (b)	5,855	6,061,799
5.00%, 2/15/27	1,705	1,765,579
Love Field Airport Modernization Corp.
Series 2015
5.00%, 11/01/31	1,000	1,120,370
New Hope Cultural Education Facilities Finance Corp.
(CHF-Collegiate Housing Denton LLC)
AGM Series 2018A-1
5.00%, 7/01/38-7/01/48	1,600	1,745,811
North Texas Tollway Authority
Series 2015B
5.00%, 1/01/40	5,000	5,442,800
Texas Private Activity Bond Surface Transportation Corp.
(NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	1,720	1,826,072
Texas Private Activity Bond Surface Transportation Corp.
(NTE Mobility Partners Segments 3 LLC)
Series 2013
6.75%, 6/30/43	3,000	3,494,100

		46,224,396

Utah - 1.2%
Salt Lake City Corp. Airport Revenue
Series 2017A
5.00%, 7/01/47	4,500	5,016,555

	Principal Amount (000)	U.S. $ Value
Washington - 2.5%
FYI Properties
(FYI Properties WA State Lease)
Series 2009
5.00%, 6/01/27	$3,885	$3,980,726
5.125%, 6/01/28	5,200	5,333,068
Port of Seattle WA
Series 2015A
5.00%, 4/01/40	1,000	1,109,970

		10,423,764

Wisconsin - 0.2%
State of Wisconsin
Series 2003-3
5.00%, 11/01/26	620	621,934

Total Municipal Obligations (cost $637,549,861)		664,045,207

	Shares
SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.74% (h)(i)(j) (cost $1,811,095)	1,811,095	1,811,095

Total Investments - 161.3% (cost $639,360,956) (k)		665,856,302
Other assets less liabilities - (39.0)%		(160,822,964)
Preferred Shares at liquidation value - (22.3)%		(92,125,000)

Net Assets Applicable to Common Shareholders - 100.0%(l)		$412,908,338

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the aggregate market value of these securities amounted to $4,121,989 or 1.0% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.85% of net assets as of July 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Michigan Strategic Fund(Detroit Renewable Energy Obligated Group) Series 2013
8.50%, 12/01/30	7/24/13	$3,365,810	$3,529,950	0.85%

(e)	Fair valued by the Adviser.
(f)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School Series 2005
5.125%, 11/01/23	11/30/05	$2,128,786	$1,794,090	0.43%

(g)	Illiquid security.
(h)	Affiliated investments.
(i)	The rate shown represents the 7-day yield as of period end.
(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)

As of July 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $28,067,334 and gross unrealized depreciation of investments was $(1,571,988), resulting in net unrealized appreciation of $26,495,346.

(l)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of July 31, 2018, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.9% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
OSF	-	Order of St. Francis

AllianceBernstein National Municipal Income Fund

July 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$623,986,206		$40,059,001		$664,045,207
Short-Term Investments		1,811,095		– 0	–	– 0	–	1,811,095

Total Investments in Securities		1,811,095		623,986,206		40,059,001		665,856,302
Other Financial Instruments(a)		– 0	–	– 0	–	– 0	–	– 0	–

Total(b)		$1,811,095		$623,986,206		$40,059,001		$665,856,302

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long Term Municipal Bonds		Total
Balance as of 10/31/17	$24,279,742		$24,279,742
Accrued discounts/(premiums)	(118,562)		(118,562)
Realized gain (loss)	5,825		5,825
Change in unrealized appreciation/depreciation	(29,550)		(29,550)
Purchases	17,731,546		17,731,546
Sales	(1,810,000)		(1,810,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 7/31/18	$40,059,001		$40,059,001

Net change in unrealized appreciation/depreciation from investments held as of 7/31/18	$(28,110)		$(28,110)

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at July 31, 2018. Securities priced by third party vendors are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/18	Valuation Technique	Unobservable Input	Input
Long-Term Municipal Bonds	$3,529,950	Market Approach	Mandatory Tender Level	$ 101.00/ N/A

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Mandatory Tender Level in isolation would be expected to result in a significantly lower (higher) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2018 is as follows:

Fund	Market Value 10/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,630	$37,610	$37,429	$1,811	$13

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein National Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 24, 2018